Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 18,166	$ 17,754
Fair value	10,734	10,991
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	4,496	3,557
Fair value	$ 6,512	$ 5,222